Financial Instruments (Details 1)		9 Months Ended		12 Months Ended
	Jan. 15, 2021 USD ($) shares	Sep. 30, 2022 USD ($) shares	Sep. 30, 2021 USD ($) shares	Dec. 31, 2021 USD ($) shares
Key Unobservable Inputs, Number of Shares | shares	21,566,431	22,001,711	21,836,190	21,850,404
Changes Measurement [Member] | Maximum [Member]
Impact on the Fair Value of the Contingent Consideration	$ 11,420,904	$ 33,522	$ 9,237,376	$ 1,597,743
Changes Measurement [Member] | Minimum [Member]
Impact on the Fair Value of the Contingent Consideration	$ (17,250,641)	$ (1,822)	$ (6,975,068)	$ (528,968)
Measurement Input, Price Volatility [Member]
Key Unobservable Inputs	66	70	62	65
Measurement Input, Share Price [Member]
Key Unobservable Inputs	12.66	0.59	3.19	1.39
Measurement Input, Risk Free Interest Rate [Member]
Key Unobservable Inputs	0.20	4.06	0.35	0.79
Measurement Input, Expected Dividend Rate [Member]
Key Unobservable Inputs	0	0	0	0